Taxes	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Taxes

18.	Taxes
18.1.	Income taxes

In Brazil, income taxes are calculated based on a 15% rate plus additional 10% on the taxable income for the IRPJ, and 9% on taxable income for the CSLL, considering the offset of tax loss carryforwards and negative basis of the CSLL, limited to 30% of the taxable income of the year. Net income obtained abroad by a direct or indirect subsidiary, or by an associated company, are considered in the calculation of income tax expenses in Brazil, through the application of the IRPJ and CSLL rates.

Abroad, income taxes are calculated based on a 25.8% rate of Corporate Income Tax (CIT) in the Netherlands, a 15% rate of Corporate Alternative Minimun Tax (CAMT) in the USA, in addition to the Global Minimum Tax (Pillar II) as mentioned in note 18.1.4.

Statement of Financial Position

Income taxes
	12.31.2025		12.31.2024
	Assets	Liabilities	Assets	Liabilities
Income taxes	1,023	1,868	730	1,930
Deferred income taxes	1,015	6,354	922	1,470
	2,038	8,222	1,652	3,400

Statement of Income

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2025	2024	2023
Net income (loss) before income taxes	26,795	11,142	35,396
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(9,110)	(3,787)	(12,036)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	1,364	1,319	1,329
Different jurisdictional tax rates for companies abroad	1,361	969	579
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(523)	(502)	(530)
Tax incentives	228	101	303
Effects of the global minimum tax (note 18.1.4)	(220)	(91)	-
Internal transfer prices adjustments for operations between related parties abroad (2)	(88)	(92)	-
Tax loss carryforwards (unrecognized tax losses)	(35)	93	23
Enrollment in the tax settlement program (3)	-	(145)	-
Post-employment benefits (4)	(400)	(1,280)	(348)
Results of equity-accounted investments	(18)	(233)	(88)
Non-incidence of income taxes on indexation (Selic interest rate) of undue paid taxes	101	113	54
Others	265	(2)	313
Income taxes	(7,075)	(3,537)	(10,401)
Deferred income taxes	(783)	4,046	(876)
Current income taxes	(6,292)	(7,583)	(9,525)
Effective tax rate of income taxes	26.4%	31.7%	29.4%
(1) Relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(2) Law 14,596/23 effective as of January 1, 2024.
(3) Arises from non-deductible expenses with fines related to the enrollment to the tax settlement program. For more information, see note 17.3.
(4) Includes Uncertain tax treatments (see note 18.1).

18.1.1.	Current income taxes

Income taxes recoverable

	Current assets		Non-current assets		Total
	12.31.2025	12.31.2024	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Taxes in Brazil	653	405	365	319	1,018	724
Taxes abroad	5	6	−	−	5	6
Total	658	411	365	319	1,023	730

Income taxes recoverable in Brazil refer mainly to tax credits resulting from the monthly process for estimation and payment of income taxes relating to 2023 and 2024, in addition to the negative balance of IRPJ and CSLL relating mainly to 2017, 2018 and 2019, for which the Company requested refund to the Brazilian Federal Revenue Service (RFB) and are presented in non-current assets.

These credits are updated by the Selic interest rate.

Income taxes payable

	Current liabilities		Non-current liabilities		Total
	12.31.2025	12.31.2024	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Taxes in Brazil
Income taxes (1)	785	698	392	330	1,177	1,028
Income taxes - Tax settlement programs	59	49	184	200	243	249
	844	747	576	530	1,420	1,277
Taxes abroad (1)	448	653	−	−	448	653
Total	1,292	1,400	576	530	1,868	1,930
(1) Includes uncertain tax treatments (see note 18.1.3).

Tax settlement programs mainly relate to a notice of deficiency issued by the Brazilian Federal Revenue Service due to the treatment of expenses arising from the Terms of Financial Commitment (TFC). These amounts are deductible in determining taxable profit for the calculation of income taxes. The payment term is 145 monthly installments, indexed by the Selic interest rate, as of January 2018.

18.1.2.	Deferred income taxes

The changes in the deferred income taxes are presented as follows:

	2025	2024
Opening balance	(548)	(9,945)
Recognized in the statement of income for the period	(783)	4,046
Recognized in shareholders’ equity	(3,247)	3,920
Translation adjustment	(360)	1,439
Use of tax loss carryforwards	(418)	(6)
Others	17	(2)
Closing balance	(5,339)	(548)
Deferred tax on profit - Assets	1,015	922
Deferred tax on profit - Liabilities	(6,354)	(1,470)

The composition of deferred tax assets and liabilities is set out in the following table:

Nature	Realization basis	12.31.2025	12.31.2024
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(6,471)	(6,286)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	4,454	3,462
PP&E - Right-of-use assets	Depreciation, amortization and write-offs of assets	(12,596)	(8,518)
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(19,066)	(16,043)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	(665)	2,636
Leasings	Appropriation of the considerations	14,322	10,829
Provision for decommissioning costs	Payments and use of provisions	9,957	9,118
Provision for legal proceedings	Payments and use of provisions	1,053	818
Tax loss carryforwards	Taxable income compensation	720	976
Inventories	Sales, write-downs and losses	453	424
Employee Benefits	Payments and use of provisions	1,586	1,191
Others		914	845
Total		(5,339)	(548)

Timing of reversal of deferred income taxes

Deferred tax assets were recognized based on projections of taxable income in future periods supported by the assumptions within the Company’s Business Plan 2026-2030, whose pillars are the preservation of financial strength, financial and environment resilience of projects, and focus on value creation.

Management considers that the deferred tax assets will be realized to the extent the deferred tax liabilities are reversed and expected taxable events occur based on its Business Plan 2026-2030.

The estimated schedule of recovery/reversal of net deferred tax assets and liabilities as of December 31, 2025 is set out in the following table:

	Assets	Liabilities
2026	157	(1,384)
2027	53	(804)
2028	73	127
2029	83	811
2030	76	1,203
2031 and thereafter	573	6,401
Recognized deferred tax assets	1,015	6,354

In addition, the Company has tax loss carryforwards arising from offshore subsidiaries, for which no deferred taxes were recognized.

		Assets
	12.31.2025	12.31.2024
Brazil	40	4
Abroad	473	635
Unrecognized deferred tax assets	513	639

These unrecognized deferred tax assets arise mainly from subsidiaries operating in the oil and gas exploration and production and refining activities in the United States.

An aging of the unrecognized deferred tax assets from companies abroad is set out below:

	2027-2029	2030-2032	2033-2035	2036-2038	Undefined expiration	Total
Unrecognized deferred tax assets	15	22	266	110	60	473

18.1.3.	Uncertain tax treatments on income taxes

As of December 31, 2025, the Company has US$ 614 (US$ 767 as of December 31, 2024) of uncertain tax treatments, provisioned in the statement of financial position, mainly related to the deduction of amounts paid in the basis of calculation of income taxes in Brazil, as well as to the incidence of Corporate Income Tax (CIT) on transactions abroad, related to judicial and administrative proceedings.

In addition, the Company has US$ 5,146 of uncertain tax treatments (US$ 5,229 as of December 31, 2024), unprovisioned, in Brazil and abroad, on income taxes related to judicial and administrative proceedings, mainly relating to income of subsidiaries abroad.

As of December 31, 2025, the Company has other positions that can be considered as uncertain tax treatments on income taxes amounting to US$ 4,912 (US$ 4,274 as of December 31, 2024), given the possibility of different interpretation by the tax authority. These uncertain tax treatments are supported by technical assessments and tax risk assessment methodology. Therefore, Petrobras believes that such positions are likely to be accepted by the tax authorities (including judicial courts).

Thus, as of December 31, 2025, the total amount of uncertain tax treatments amounts to US$ 10,672 (US$ 10,270 as of December 31, 2024), for which Petrobras will continue to defend its position.

18.1.4.	Global Minimum Tax (Pillar II)

In December 2021, the Organization for Economic Cooperation and Development (OECD) released the Pillar II model rules to ensure that multinationals companies with annual revenues exceeding €750 million pay a minimum 15% tax on income in each jurisdiction where they operate (Global Minimum Tax).

The Pillar II provides that, if the Parent Entity is located in a jurisdiction that has not implemented these set of rules, this tax will be levied on the next entity in the organizational structure (Intermediate Parent Entity) located in a jurisdiction that has implemented it, following a top-down approach.

The Netherlands and Spain enacted new tax legislation to implement the Pillar II rules, effective January 2024. Singapore also implemented it, effective January 2025.

In 2025, a US$ 219 Top-up expense was recognized within income taxes (US$ 94 in 2024), related to the Netherlands jurisdiction, where the effective tax rate did not reach the minimum 15% threshold provided for the Pillar II legislation. No material tax liability is expected in the other jurisdictions where PIBBV has investments.

Brazil implemented the Domestic Minimum Top-up Tax, effective January 2025, known as "additional to CSLL", applicable only to Brazilian companies. Petrobras did not identify any additional tax due in 2025 under the rules applicable in Brazil.

Petrobras applies the provisions of the amendments to IAS 12 – Income Taxes and does not recognize deferred taxes in relation to the potential impacts arising from Pillar II and the additional CSLL. Thus, the Company does not recognize deferred tax assets or liabilities related to the global minimum taxation.

Accounting policy for income taxes

The Company calculates income taxes in accordance with current legislation and applying the rates in effect at the end of reporting period. Income taxes expense for the period is recognized in the statement of income of the period, except when the tax arises from a transaction or event which is recognized directly in equity.

a)	Current income taxes

Current income taxes are offset when they relate to income taxes levied on the same taxable entity and by the same tax authority, when there is a legal right and the entity has the intention to set off current tax assets and current tax liabilities, simultaneously.

Uncertain tax treatments are periodically assessed, considering the probability of acceptance by the tax authority.

b)	Deferred income taxes

Deferred income taxes are generally recognized on temporary differences between the tax base of an asset or liability and its carrying amount. They are measured at the tax rates that are provided for in the specific legislation to apply to the period when the asset is realized or the liability is settled.

Deferred tax assets and liabilities are recognized for all deductible temporary differences and carryforward of unused tax losses or credits to the extent that it is probable that taxable income will be available against which those deductible temporary differences can be utilized, unless the deferred tax asset arises from the initial recognition of an asset or liability in a transaction that is not a business combination, and at the time of the transaction does not affect either net income or taxable income (tax loss).

Deferred income taxes are offset when there is a legally enforceable right to set off current tax assets and current tax liabilities, when the deferred tax assets and deferred tax liabilities relate to taxes levied by the same tax authority, on the same taxable entity, or in different taxable entities that intend to settle current tax liabilities and assets on a net basis, or realize tax assets and settle tax liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

18.2.	Other taxes and production taxes
18.2.1.	Taxes recoverable

	Current assets		Non-current assets
	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Taxes in Brazil
Current PIS and COFINS	255	755	1,291	1,004
Non-Current PIS and COFINS	354	288	1,461	1,040
PIS and COFINS - unconstitutionality of the extended calculation basis	−	−	661	590
Current ICMS (VAT)	320	161	515	435
Non-current ICMS (VAT)	369	301	229	164
Others	28	44	20	25
	1,326	1,549	4,177	3,258
Taxes abroad	42	6	−	24
Total	1,368	1,555	4,177	3,282

Social Integration Program (PIS) and Contribution for the Financing of Social Security (COFINS)

PIS and COFINS are federal social contributions levied on materials, goods and services acquired and used as inputs in the production of products, goods and services that generate revenues subject to these contributions.

Current PIS and COFINS relate to this incidence, including tax credits requested to the Brazilian Federal Revenue Service.

Non-current PIS and COFINS mainly refer to the acquisition of goods and services for assets under construction, since their compensation is permitted only after these assets enter into production.

PIS and COFINS - unconstitutionality of the extended calculation basis arises from ordinary lawsuits filed against the Brazilian Federal Government, which were ruled in favor of the Company and granted the definitive right to recover those taxes. These lawsuits relate to the recovery of amounts of PIS and COFINS collected over finance income and exchange gains, in accordance with Law 9,718/1998, from February 1999 to January 2004.

There are lawsuits to be settled in favor of the Company which are pending completion of the final stages related to the court approval and confirmation of the calculations.

Tax on the Circulation of Goods and on Interstate and Intermunicipal Transportation and Communication Services (ICMS)

Current ICMS (VAT) arises from ICMS paid on the importation of petroleum-derived fuels and from transfers of products for storage at third-party facilities. This balance also relates to claims for refunds of extemporaneous and overpaid credits, compensated in accordance with the legislation of each Brazilian state.

Non-current ICMS (VAT) arises on the acquisition of assets for property, plant and equipment, which are offset in a straight line over 4 years.

18.2.2.	Production taxes and other taxes payable

	Current liabilities		Non-current liabilities (1)
	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Taxes in Brazil
Production taxes	1,400	1,509	56	87
Current ICMS (VAT)	1,291	916	−	−
Current / Non-current PIS and COFINS	445	373	178	134
Withholding income taxes	329	294	−	−
CIDE	333	169	90	80
	3,798	3,261	324	301
Taxes abroad	12	23	−	−
Total	3,810	3,284	324	301
(1) Other non-current taxes are classified within other non-current liabilities in the statement of financial position.

Production taxes are financial compensation due by companies that explore and produce oil and natural gas in Brazilian territory. They are composed of royalties, special participations, signature bonuses and payment for retention or occupation of area. They include the amounts referring to an agreement with the ANP to close a legal proceeding involving the recalculation of royalties and special participations relating to oil production in the Jubarte field, from August 2009 to February 2011 and from December 2012 to February 2015.

18.3.	Enrollment to the tax settlement program

In June 2024, Petrobras enrolled in a tax settlement program (Transaction Notice PGFN-RFB 6/2024), closing relevant litigation related to the taxation of remittances abroad, arising from contracts relating to the chartering of vessels and rendering of services. Settling debts under dispute (contingent liabilities) relating to the taxation of CIDE, PIS and COFINS, from 2008 to 2013. This program brought economic benefits, avoiding costs with judicial guarantees, and included a 65% discount on the debt under dispute in Brazilian reais. The payment of the tax settlement was completed in the second half of 2024.

The enrollment in this program resulted in a US$ 1,930 expense, net of reimbursements to Petrobras made by partners in the E&P consortia which approved enrollment in said program.

Jan-Dec/2024
Other taxes	669
Net finance income (expense)	2,050
Income taxes	(789)
Total effect on the statement of income	1,930

18.4.	Tax recovery program

In October 2025, Petrobras adhered to the Incentivized Tax Debt Settlement Program established by the state of Bahia through Law 14,936/2025, with the purpose of settling tax contingent liabilities. The adhesion to this program resulted in a US$ 149 expense, primarily a US$ 135 expense in other taxes.

18.5.	Tax reform

The Complementary Law 214/2025 introduced Brazil’s Consumption Tax Reform, replacing five taxes (PIS, COFINS, IPI, ICMS and ISS) with a new model composed by IBS (Tax on Goods and Services - Imposto sobre Bens e Serviços), CBS (Contribution on Goods and Services - Contribuição sobre Bens e Serviços), and IS (Selective Tax – Imposto Seletivo). IBS, under state and municipal jurisdiction, and CBS, at the federal level, will operate as VAT: broad tax base, non-cumulative structure, tax-exclusive calculation, uniform legislation, with exemption for exports and taxation of imports.

Repetro, a special tax regime for the oil and gas industry in Brazil, was preserved, suspending the incidence of IBS and CBS. IS, however, will apply to extracted mineral goods, with rates capped at 0.25% for minerals and zero for natural gas used as industrial feedstock and as transportation fuel. A specific regime will apply to fuels, under which a single incidence of IBS and CBS will be established for gasoline, ethanol, diesel, biodiesel, LPG and other fuels, according to a joint regulation issued by the ANP and the IBS Management Committee.

Implementation of this reform began on January 1, 2026, with the application of test rates for CBS and IBS. In 2027, the CBS is expected to be fully implemented, with the elimination of PIS and COFINS, and IS may start to be levied. From 2029 to 2032, ICMS and ISS rates will be gradually phased out while IBS rates will be progressively increased. By 2033, ICMS and ISS are expected to be fully repealed, completing the transition to the new consumption tax system.

Regarding PIS, COFINS, and ICMS tax credits as of December 31, 2025, the Company assesses that these credits remain available, in accordance with constitutional provisions of the transition period, and does not expect their extinction or any impediment to their recovery as a result of the reform.

Despite the progress of the reform to this date, significant uncertainties remain regarding the definition of the rates of the new taxes, the regulation of special tax regimes for specific sectors, the tax credit compensation method, the implementation of mechanisms such as split payment, and the issuance of complementary rules for regulated sectors, which prevents a reliable estimate of the impacts of the reform.

Due to these uncertainties, the impacts of the reform will only be known after the conclusion of the regulatory process for the subjects that still require definition. Thus, there is no effect of these changes on the consolidated financial statements as of December 31, 2025.